REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,869,341	$ 6,997,617	$ 6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Revenue	6,011,819	7,102,070	6,349,761
Revenues from transactions with other operating segments	0	0	0
Finance income	131,666	72,116	33,499
Finance costs	(373,496)	(200,366)	(219,982)
Net finance costs	(241,830)	(128,250)	(186,483)
Depreciation and amortizations	661,068	507,029	489,760
Other income	573,017	100,129	378,977
Other expenses	480,336	373,889	192,101
Associates	3,990	7,069	330
Joint ventures	3,719	26,615	31,056
Income tax benefit (expense)	27,293	(142,121)	(402,914)
Profit (loss) of each reportable segment	(358,527)	704,226	1,031,599
Total Ordinary Income	6,011,819	7,102,070	6,349,761
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,263,049	1,207,437	1,542,715
Acquisition and contribution of investments in associates and joint venture	34,950	132	61,372
Segment assets	17,910,364	17,180,108	16,668,311
Segments assets (excluding deferred tax assets)	17,821,797	17,171,097	16,660,674
Deferred tax assets	88,567	9,011	7,637
Associates	99,806	100,821	82,924
Joint Ventures	323,805	264,850	253,718
Segment liabilities	9,901,335	8,920,124	8,849,807
Segment liabilities (excluding deferred tax liabilities)	8,357,711	7,134,209	7,102,002
Deferred tax liabilities	1,543,624	1,785,915	1,747,805
Geographical information on non-current assets
Long-Lived Assets	13,734,786	13,405,187	12,744,267
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	(548,489)	(576,703)	(577,588)
Amounts of additions to non-current assets [Abstract]
Segment assets	(74,137)	(148,413)	(97,589)
Segments assets (excluding deferred tax assets)	(74,137)	(148,413)	(97,589)
Geographical information on non-current assets
Long-Lived Assets	(6,668)	(16,294)	(9,304)
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,998,896	3,633,847	3,409,152
Revenue from rendering of services	76,928	71,318	63,432
Revenue	3,075,824	3,705,165	3,472,584
Total Ordinary Income	3,075,824	3,705,165	3,472,584
Geographical information on non-current assets
Long-Lived Assets	9,542,420	9,431,618	8,849,133
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,935,995	3,396,905	2,877,177
Total Ordinary Income	2,935,995	3,396,905	2,877,177
Geographical information on non-current assets
Long-Lived Assets	4,192,366	3,973,569	3,895,134
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,687,390	2,886,870	2,702,346
Revenue from rendering of services	113,520	103,771	97,988
Revenue	2,800,910	2,990,641	2,800,334
Revenues from transactions with other operating segments	475,535	501,011	503,455
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	464,721	296,425	297,413
Other income	498,021	63,759	331,827
Other expenses	399,094	299,469	141,338
Associates	3,084	2,180	2,380
Joint ventures	0	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	(182,369)	320,201	851,804
Total Ordinary Income	2,800,910	2,990,641	2,800,334
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,109,609	1,128,434	1,461,957
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	13,864,686	13,094,867	12,236,794
Segments assets (excluding deferred tax assets)	13,864,686	13,094,867	12,236,794
Associates	34,558	36,489	26,823
Joint Ventures	0	0	0
Segment liabilities	1,170,684	1,049,313	725,397
Segment liabilities (excluding deferred tax liabilities)	1,170,684	1,049,313	725,397
Geographical information on non-current assets
Long-Lived Assets	11,454,156	11,283,217	10,650,117
Pulp [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,929,554	1,961,303	1,933,450
Total Ordinary Income	1,929,554	1,961,303	1,933,450
Geographical information on non-current assets
Long-Lived Assets	8,565,525	8,540,801	7,978,912
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	871,356	1,029,338	866,884
Total Ordinary Income	871,356	1,029,338	866,884
Geographical information on non-current assets
Long-Lived Assets	2,888,631	2,742,416	2,671,205
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,181,951	4,110,747	3,549,096
Revenue from rendering of services	28,335	1	1
Revenue	3,210,286	4,110,748	3,549,097
Revenues from transactions with other operating segments	23,040	21,347	30,396
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	186,340	198,632	179,549
Other income	54,688	31,248	22,935
Other expenses	54,980	50,311	27,315
Associates	0	0	0
Joint ventures	2,794	24,531	35,250
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	371,015	883,346	906,745
Total Ordinary Income	3,210,286	4,110,748	3,549,097
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	137,867	72,069	76,088
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	2,967,646	2,959,042	3,021,804
Segments assets (excluding deferred tax assets)	2,967,646	2,959,042	3,021,804
Associates	0	0	0
Joint Ventures	215,322	203,443	203,504
Segment liabilities	392,104	438,864	480,521
Segment liabilities (excluding deferred tax liabilities)	392,104	438,864	480,521
Geographical information on non-current assets
Long-Lived Assets	1,708,548	1,681,540	1,731,311
Wood products [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,145,647	1,743,181	1,538,804
Total Ordinary Income	1,145,647	1,743,181	1,538,804
Geographical information on non-current assets
Long-Lived Assets	463,179	491,283	530,618
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,064,639	2,367,567	2,010,293
Total Ordinary Income	2,064,639	2,367,567	2,010,293
Geographical information on non-current assets
Long-Lived Assets	1,245,369	1,190,257	1,200,693
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0
Revenue from rendering of services	623	681	330
Revenue	623	681	330
Revenues from transactions with other operating segments	49,914	54,345	43,737
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	1,660	1,679	1,634
Other income	334	101	265
Other expenses	684	9	6,140
Associates	0	0	0
Joint ventures	0	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	(5,517)	(2,906)	(9,605)
Total Ordinary Income	623	681	330
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	251	478	870
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	16,480	18,291	19,350
Segments assets (excluding deferred tax assets)	16,480	18,291	19,350
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	47,487	22,237	11,010
Segment liabilities (excluding deferred tax liabilities)	47,487	22,237	11,010
Geographical information on non-current assets
Long-Lived Assets	15,481	17,008	18,307
Others [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	623	681	330
Total Ordinary Income	623	681	330
Geographical information on non-current assets
Long-Lived Assets	15,481	17,008	18,307
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	0	0	0
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0
Finance income	131,666	72,116	33,499
Finance costs	(373,496)	(200,366)	(219,982)
Net finance costs	(241,830)	(128,250)	(186,483)
Depreciation and amortizations	8,347	10,293	11,164
Other income	19,974	5,021	23,950
Other expenses	25,578	24,100	17,308
Associates	906	4,889	(2,050)
Joint ventures	925	2,084	(4,194)
Income tax benefit (expense)	27,293	(142,121)	(402,914)
Profit (loss) of each reportable segment	(541,656)	(496,415)	(717,345)
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	15,322	6,456	3,800
Acquisition and contribution of investments in associates and joint venture	34,950	132	61,372
Segment assets	1,135,689	1,256,321	1,487,952
Segments assets (excluding deferred tax assets)	1,047,122	1,247,310	1,480,315
Deferred tax assets	88,567	9,011	7,637
Associates	65,248	64,332	56,101
Joint Ventures	108,483	61,407	50,214
Segment liabilities	8,291,060	7,409,710	7,632,879
Segment liabilities (excluding deferred tax liabilities)	6,747,436	5,623,795	5,885,074
Deferred tax liabilities	1,543,624	1,785,915	1,747,805
Geographical information on non-current assets
Long-Lived Assets	563,269	439,716	353,836
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	504,903	398,820	330,600
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	58,366	40,896	23,236
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	5,869,341	6,997,617	6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Revenue	6,011,819	7,102,070	6,349,761
Revenues from transactions with other operating segments	548,489	576,703	577,588
Finance income	131,666	72,116	33,499
Finance costs	(373,496)	(200,366)	(219,982)
Net finance costs	(241,830)	(128,250)	(186,483)
Depreciation and amortizations	661,068	507,029	489,760
Other income	573,017	100,129	378,977
Other expenses	480,336	373,889	192,101
Associates	3,990	7,069	330
Joint ventures	3,719	26,615	31,056
Income tax benefit (expense)	27,293	(142,121)	(402,914)
Profit (loss) of each reportable segment	(358,527)	704,226	1,031,599
Total Ordinary Income	6,011,819	7,102,070	6,349,761
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,263,049	1,207,437	1,542,715
Acquisition and contribution of investments in associates and joint venture	34,950	132	61,372
Segments assets (excluding deferred tax assets)	17,895,934	17,319,510	16,758,263
Deferred tax assets	88,567	9,011	7,637
Associates	99,806	100,821	82,924
Joint Ventures	323,805	264,850	253,718
Segment liabilities	9,901,335	8,920,124	8,849,807
Segment liabilities (excluding deferred tax liabilities)	8,357,711	7,134,209	7,102,002
Deferred tax liabilities	1,543,624	1,785,915	1,747,805
Segment assets	17,984,501	17,328,521	16,765,900
Geographical information on non-current assets
Non current assets subtotal	13,741,454	13,421,481	12,753,571
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	3,075,824	3,705,165	3,472,584
Total Ordinary Income	3,075,824	3,705,165	3,472,584
Geographical information on non-current assets
Long-Lived Assets	9,549,088	9,447,912	8,858,437
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,935,995	3,396,905	2,877,177
Total Ordinary Income	2,935,995	3,396,905	2,877,177
Geographical information on non-current assets
Long-Lived Assets	$ 4,192,366	$ 3,973,569	$ 3,895,134